REVENUE - Summary of Revenue (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total	[1]	$ 6.7	$ 9.4
Collaboration revenue		298.4	185.6
Total revenue		305.1	195.0
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total		5.1	9.3
Collaboration revenue		216.4	158.9
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total		1.6	0.1
Outside the United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue		$ 82.0	$ 26.7

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.